Trade receivables	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Trade receivables
14	Trade receivables

Trade receivables are analysed as follows:

	31/12/18	31/12/17	01/01/17
Domestic customers	20,247	22,399	22,332
European Customers	7,815	9,232	12,652
Chinese customers	7,233	618	374
North American customers	3,573	4,374	2,562
Other foreign customers	11,726	11,701	11,762

Total trade receivables	50,594	48,324	49,682
Allowance for doubtful accounts	(9,627)	(10,775)	(9,544)

Total trade receivables	40,967	37,549	40,138

Trade receivables are due primarily from major retailers who sell directly to end customers.

Trade receivables due from related parties amount to 9,333 as at December 31, 2018 (1,407 as at December 31, 2017 and 1,589 as at January 1, 2017). Transactions with related parties were conducted at arm’s length (see note 41).

As at December 31, 2018 and 2017 and for each year of the two-year period ended December 31, 2018, the Company had customers who exceeded 5% of trade receivables as follows:

Trade receivables	No. of customers	% of trade receivables
2018	2	21%
2017	3	18%

In 2018 and 2017 no customer has exceeded 5% of revenue.

The Company insures the collections risk related to a significant portion of its trade receivables with a third party insurer. The Company estimates an allowance for doubtful accounts based on the insurance in place, the credit worthiness of its customers, historical trends, as well as general economic conditions.

The following table provides the movements in the allowance for doubtful accounts.

	31/12/18	31/12/17
Balance, beginning of year	10,775	9,544
Effect of the adoption of IFRS 9 (see note 5)	37	—
Charges – bad debt expense	745	1,475
Reductions – write off of uncollectible amounts	(1,930)	(244)

Balance, end of year	9,627	10,775

Trade receivables denominated in foreign currencies as at December 31, 2018, 2017 and January 1, 2017 totaled 26,490, 16,991 and 18,145, respectively. These receivables consist of the following:

	31/12/18	31/12/17	01/01/17
Chinese Yuan	7,233	618	374
Brasilian Reais	5,893	4,620	4,461
British pounds	2,823	3,215	5,298
U.S. dollars	2,183	3,736	5,694
Canadian dollars	2,124	2,232	466
Other currencies	6,234	2,570	1,852

Balance, end of year	26,490	16,991	18,145